Other Non-financial Liabilities - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other non-financial liabilities [line items]
Liabilities	$ 26,454,235,292	$ 17,854,034,339
Rewards System Liabilities
Disclosure of other non-financial liabilities [line items]
Liabilities	2,953,437
Liabilities –“Quiero!” Customers Loyalty Program
Disclosure of other non-financial liabilities [line items]
Deferred income other than contract liabilities	$ 550,290	$ 4,901,981